UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2006

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  October 26, 2006

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	$6,072,781,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airspan                        COM              00950h102       66    24710 SH       Sole                    24710
Alleghany Corp Convertible Pre COM              017175209    12455    43500 SH       Sole                    40300              3200
Alleghany Corp.                COM              017175100    83387   288527 SH       Sole                   247401             41126
Altera Corporation             COM              021441100   210866 11472572 SH       Sole                 10387469           1085103
Apache                         COM              037411105   122080  1931642 SH       Sole                  1815361            116281
Autoliv Inc                    COM              052800109      259     4700 SH       Sole                     4700
Baker Hughes Inc.              COM              057224107   204187  2993942 SH       Sole                  2747007            246935
Berkley W R Corp.              COM              084423102     1538    43453 SH       Sole                    43453
Berkshire Hathaway Class B     COM              084670207      482      152 SH       Sole                      152
Berkshire Hathaway Inc. Cl A   COM              084670108      479        5 SH       Sole                        5
Blue Nile Inc                  COM              09578R103      865    23800 SH       Sole                    23800
Borg Warner Inc                COM              099724106     6860   120000 SH       Sole                   108500             11500
Carmax Inc.                    COM              143130102    31683   759607 SH       Sole                   661633             97974
Cimarex Energy Co.             COM              171798101    44493  1264362 SH       Sole                  1070978            193384
Citigroup Inc.                 COM              172967101     1126    22661 SH       Sole                     5297             17364
Coca Cola                      COM              191216100   309759  6932835 SH       Sole                  6336617            596218
Colgate-Palmolive              COM              194162103      397     6400 SH       Sole                     6400
Comcast Corp.                  COM              20030N101     5300   143623 SH       Sole                   131813             11810
Comcast Corp. Cl A Special     COM              20030N200   360116  9783101 SH       Sole                  8917723            865378
Comdisco                       COM              200334118       20    80000 SH       Sole                    80000
Conocophillips                 COM              20825c104    53040   890982 SH       Sole                   845253             45729
Costco Wholesalers Corp        COM              22160K105   121797  2451632 SH       Sole                  2358080             93552
Dell Inc.                      COM              24702R101    37946  1661388 SH       Sole                  1576258             85130
Discovery Holding              COM              25468Y107    83408  5768160 SH       Sole                  5410140            358020
Dresser-Rand Group             COM              261608103    36887  1808200 SH       Sole                  1558500            249700
E.W. Scripps Co. Cl A          COM              811054204    58275  1215826 SH       Sole                  1104926            110900
Emerson Electric               COM              291011104     3656    43600 SH       Sole                    43600
Encana Corp                    COM              292505104      280     6000 SH       Sole                     6000
Equity Residential             COM              29476L107     1275    25200 SH       Sole                                      25200
Exxon Mobil                    COM              30231G102     1810    26976 SH       Sole                    26976
General Electric               COM              369604103   229682  6506562 SH       Sole                  6019262            487300
Golden West Financial          COM              381317106    12955   167700 SH       Sole                   167700
L-3 Communications Holdings In COM              502424104   169823  2168045 SH       Sole                  1949655            218390
Liberty Capital Group          COM              53071M302   143697  1719483 SH       Sole                  1582849            136634
Liberty Global Class C         COM              530555309   213141  8505240 SH       Sole                  7772589            732651
Liberty Global Inc.            COM              530555101   106903  4153193 SH       Sole                  3775807            377386
Liberty Interactive Group      COM              53071M104   186604  9156250 SH       Sole                  8417498            738752
Microsoft Corp.                COM              594918104   320909 11733402 SH       Sole                 10689783           1043619
Millipore Corp.                COM              601073109    17078   278600 SH       Sole                   253000             25600
National Instruments Corp.     COM              636518102   103342  3779880 SH       Sole                  3578804            201076
Neustar Inc-Class A            COM              64126X201     5805   209200 SH       Sole                   201400              7800
Newfield Exploration Co.       COM              651290108   126547  3283520 SH       Sole                  2873350            410170
Noble Energy Inc.              COM              655044105   116503  2555455 SH       Sole                  2219317            336138
Novartis AG (ADR)              COM              66987V109     7026   120225 SH       Sole                   120225
Peabody Energy Corp            COM              704549104    64652  1757800 SH       Sole                  1593300            164500
Pepsico                        COM              713448108      470     7200 SH       Sole                     7200
Pfizer                         COM              717081103     5991   211250 SH       Sole                   207950              3300
Praxair, Inc.                  COM              74005P104   262165  4431449 SH       Sole                  4171985            259464
Progressive Corp.              COM              743315103   156226  6366197 SH       Sole                  5767764            598433
Rogers Communications          COM              775109200    46426   846114 SH       Sole                   645278            200836
Sanofi-Aventis (ADR)           COM              80105n105   238396  5360822 SH       Sole                  4873117            487705
Schlumberger                   COM              806857108    14953   241060 SH       Sole                   241060
Scottish Re Group Ltd.         COM              g73537410     8688   799285 SH       Sole                   732985             66300
Sensient Technologies Corp     COM              81725t100      278    14186 SH       Sole                    14186
Silicon Graphics               COM              827056102        2   100000 SH       Sole                   100000
Southwest Airlines             COM              844741108      190    11389 SH       Sole                    11389
St. Paul Travelers             COM              792860108   186028  3967327 SH       Sole                  3553426            413901
Teradyne Inc.                  COM              880770102      353    26800 SH       Sole                                      26800
Texas Instruments              COM              882508104    11900   357890 SH       Sole                   327990             29900
The 3 M                        COM              88579y101      409     5500 SH       Sole                     5500
U.S. Bancorp                   COM              902973304      545    16416 SH       Sole                    16416
UnitedHealth Group Inc.        COM              91324P102   305772  6214881 SH       Sole                  5644706            570175
Vodafone Group PLC (ADR)       COM              92857W209   125459  5488156 SH       Sole                  5171800            316356
Wachovia Corp.                 COM              929903102   257513  4614924 SH       Sole                  4203407            411517
Wal Mart                       COM              931142103   250106  5071080 SH       Sole                  4603791            467289
Waste Management Inc.          COM              94106L109   290664  7924315 SH       Sole                  7244883            679432
White Mountains Insurance Grou COM              g9618e107     4473     9000 SH       Sole                     8800               200
Willis Group Holdings Ltd.     COM              g96655108   286315  7534606 SH       Sole                  6889006            645600